Long-Term Debt - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 5,165	$ 4,952
Credit facilities unused	3,920	$ 3,943
Consolidated credit facilities
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 5,200
No one bank | Bank concentration risk | Credit facility
Debt Instrument [Line Items]
Concentration risk percentage	20.00%
Committed facilities with maturities ranging from 2019 through 2023
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 5,000
Fortis Inc. | Committed revolving corporate credit facility
Debt Instrument [Line Items]
Credit facilities unused	$ 1,000
Maximum
Debt Instrument [Line Items]
Debt to capital restriction on issuance of new debt (percent)	0.70
Debt to capital restriction on dividends (percent)	0.75